Vessels and Equipment	12 Months Ended
Dec. 31, 2023
Vessels and Equipment
Vessels and Equipment

14) Vessels and Equipment

	Vessels &	Accumulated	Accumulated
(U.S. Dollars in thousands)	equipment	depreciation	Impairment	Net Vessels
Vessels, December 31, 2021	$2,265,712	$(638,185)	$(29,421)	$1,598,106
Additions (1)	120,946	—	—	120,946
Drydock costs	19,747	—	—	19,747
Disposals	(17,790)	17,790	—	—
Depreciation and impairment for the period	—	(107,419)	—	(107,419)
Vessels, December 31, 2022	$2,388,615	$(727,814)	$(29,421)	$1,631,380
Additions	2,794	—	—	2,794
Drydock costs	19,375	—	—	19,375
Disposals	(12,350)	12,350	—	—
Depreciation and impairment for the period (2)	—	(110,902)	(49,649)	(160,551)
Vessels, December 31, 2023	$2,398,434	$(826,366)	$(79,070)	$1,492,998

As of December 31, 2023 and 2022, Vessels with a book value of $1,493 million and $1,631 million, respectively, are pledged as security for the Partnership’s long-term debt. See Note 17—Long-Term Debt.

(1)	On July 1, 2022, the Partnership acquired KNOT’s 100% interest in KNOT Shuttle Tankers 35 AS, the company that owns and operates the Synnøve Knutsen. This acquisition was accounted for as an acquisition of assets. See Note 24—Acquisitions.
(2)	The carrying values of the Dan Sabia and the Dan Cisne were written down to their estimated fair values as of June 30, 2023.

See Note 21—Impairment of Long - Lived Assets.

Drydocking activity for the years ended December 31, 2023 and 2022 is summarized as follows:

(U.S. Dollars in thousands)	At December 31, 2023	At December 31, 2022
Balance at the beginning of the year	$24,595	$13,458
Costs incurred for dry docking	19,375	17,614
Costs re-allocated to drydocking due to change of contract	7,849	—
Costs allocated to drydocking as part of acquisition of asset	—	2,133
Drydock amortization	(11,232)	(8,610)
Balance at the end of the year	$40,587	$24,595